Property, plant and equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 21,620
Property, plant and equipment, ending balance	42,836	$ 21,620
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	70,113	62,834
Additions	13,934	10,025
Disposals	(779)	(2,712)
Reclass to Right-of-use assets	(12,180)
Effect of movements in exchange rates	(17)	(34)
Property, plant and equipment, ending balance	71,071	70,113
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(48,493)	(47,520)
Depreciation	2,796	3,078
Disposals	(779)	2,072
Reclass to Right-of-use assets		(7,173)
Effect of movements in exchange rates	(12)	(33)
Property, plant and equipment, ending balance	(43,325)	(48,493)
Building under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,007
Property, plant and equipment, ending balance	0	5,007
Building under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12,180	12,180
Additions	0	0
Disposals	0	0
Reclass to Right-of-use assets	(12,180)
Effect of movements in exchange rates	0	0
Property, plant and equipment, ending balance	0	12,180
Building under finance lease | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(7,173)	(6,361)
Depreciation	0	812
Disposals	0	0
Reclass to Right-of-use assets		(7,173)
Effect of movements in exchange rates	0	0
Property, plant and equipment, ending balance	0	(7,173)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,639
Property, plant and equipment, ending balance	1,427	1,639
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,584	4,787
Additions	214	1,016
Disposals	(63)	(215)
Reclass to Right-of-use assets	4
Effect of movements in exchange rates	(6)	(4)
Property, plant and equipment, ending balance	5,733	5,584
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,945)	(3,767)
Depreciation	422	383
Disposals	(63)	200
Reclass to Right-of-use assets		4
Effect of movements in exchange rates	(2)	(5)
Property, plant and equipment, ending balance	(4,306)	(3,945)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	67
Property, plant and equipment, ending balance	51	67
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,103	1,190
Additions	1	6
Disposals	0	(87)
Reclass to Right-of-use assets	(4)
Effect of movements in exchange rates	(2)	(6)
Property, plant and equipment, ending balance	1,098	1,103
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,036)	(1,035)
Depreciation	16	60
Disposals	0	54
Reclass to Right-of-use assets		(4)
Effect of movements in exchange rates	(1)	(5)
Property, plant and equipment, ending balance	(1,047)	(1,036)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,019
Property, plant and equipment, ending balance	1,260	1,019
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	7,936	8,246
Additions	630	71
Disposals	0	(363)
Reclass to Right-of-use assets	0
Effect of movements in exchange rates	(7)	(18)
Property, plant and equipment, ending balance	8,559	7,936
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(6,917)	(6,622)
Depreciation	389	524
Disposals	0	211
Reclass to Right-of-use assets		0
Effect of movements in exchange rates	(7)	(18)
Property, plant and equipment, ending balance	(7,299)	(6,917)
Production and test equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	13,888
Property, plant and equipment, ending balance	25,008	13,888
Production and test equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	43,310	36,431
Additions	13,089	8,932
Disposals	(716)	(2,047)
Reclass to Right-of-use assets	0
Effect of movements in exchange rates	(2)	(6)
Property, plant and equipment, ending balance	55,681	43,310
Production and test equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(29,422)	(29,735)
Depreciation	1,969	1,299
Disposals	(716)	1,607
Reclass to Right-of-use assets		0
Effect of movements in exchange rates	(2)	(5)
Property, plant and equipment, ending balance	$ (30,673)	$ (29,422)